TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax Credit Carryforward [Line Items]
Corporate tax rates	23.00%	23.00%	23.00%
Tax benefit period	12 years
Net carry forward tax losses	$ 196.3
Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Corporate tax rates	21.00%